Non-Controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statements [Line Items]
Balance	$ 48,883	$ 0
Fair value of a subsidiary attributable to non-controlling interest on acquisition		38,916
Fair value:
SalvaRx warrants vested upon acquisition		2,451
Vested portion of IOX stock options		7,364
Stock based compensation expense	2,143	1,111
Net loss attributable to non-controlling interest	(1,916)	(959)
Non-controlling interest	49,110	48,883
PGL [Member]
Statements [Line Items]
Balance	(31)	0
Fair value of a subsidiary attributable to non-controlling interest on acquisition		0
Fair value:
SalvaRx warrants vested upon acquisition		0
Vested portion of IOX stock options		0
Stock based compensation expense	0	0
Net loss attributable to non-controlling interest	(50)	(31)
Non-controlling interest	(81)	(31)
SalvaRx [Member]
Statements [Line Items]
Balance	2,451	0
Fair value of a subsidiary attributable to non-controlling interest on acquisition		0
Fair value:
SalvaRx warrants vested upon acquisition		2,451
Vested portion of IOX stock options		0
Stock based compensation expense	0	0
Net loss attributable to non-controlling interest	0	0
Non-controlling interest	2,451	2,451
IOX [Member]
Statements [Line Items]
Balance	46,376	0
Fair value of a subsidiary attributable to non-controlling interest on acquisition		38,826
Fair value:
SalvaRx warrants vested upon acquisition		0
Vested portion of IOX stock options		7,364
Stock based compensation expense	2,143	1,111
Net loss attributable to non-controlling interest	(1,807)	(925)
Non-controlling interest	46,712	46,376
Saugatuck [Member]
Statements [Line Items]
Balance	87	0
Fair value of a subsidiary attributable to non-controlling interest on acquisition		90
Fair value:
SalvaRx warrants vested upon acquisition		0
Vested portion of IOX stock options		0
Stock based compensation expense	0	0
Net loss attributable to non-controlling interest	(59)	(3)
Non-controlling interest	$ 28	$ 87